Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related-Party Transactions [Abstract]
Schedule Of Amounts Payable To (Receivables From) Related Parties

	At September 30, 2022			At December 31, 2021
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$20	$5	$25	$(5)	$(1)	$(6)
Texas margin tax payable	21	—	21	24	—	24

Net payable (receivable)	$41	$5	$46	$19	$(1)	$18

	At December 31, 2021			At December 31, 2020
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$(5)	$(1)	$(6)	$(6)	$(1)	$(7)
Texas margin tax payable	24	—	24	23	—	23

Net payable (receivable)	$19	$(1)	$18	$17	$(1)	$16

Schedule Of Cash Payments Made To Related Parties To Income Taxes

	Nine Months Ended September 30, 2022			Nine Months Ended September 30, 2021
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes	$61	$15	$76	$38	$10	$48
Texas margin tax	24	—	24	23	—	23

Total payments	$85	$15	$100	$61	$10	$71

	Year Ended December 31,
	2021			2020			2019
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$49	$12	$61	$70	$17	$87	$45	$11	$56
Texas margin taxes	23	—	23	22	—	22	22	—	22

Total payments	$72	$12	$84	$92	$17	$109	$67	$11	$78